Post-employment benefits - Summary of Plan Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 484,112	R$ 491,194
Percentage fair value of plan assets	100.00%	100.00%
Fixed income [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 484,112	R$ 491,194
Percentage fair value of plan assets	100.00%	100.00%